Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current provisions [abstract]
Provision for decommissioning costs	₨ 10,508	$ 126	₨ 16,859
Total	₨ 10,508	$ 126	₨ 16,859